Document and Entity Information	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2025
Entity Registrant Name	TEAM, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08604
Entity Tax Identification Number	74-1765729
Entity Address, Address Line One	13131 Dairy Ashford
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	331-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.30 par value
Trading Symbol	TISI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000318833